RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Stock options granted | shares	0		534,000	0
Exercise price for stock options granted | $ / shares	$ 0		$ 0.80	$ 0
A private company of which a related party is a 50% shareholder and director [Member]
Related Party Transaction [Line Items]
Consulting fees paid to shareholder and directors	$ 772,494		$ 531,527	$ 399,365
Amounts of transaction which related party is entitled to receive	386,247			199,683	$ 265,764
Due from related party		$ 12,065	12,065
Balance payable, related party	90,538			83,592
Amount payable for expenses earned for work on behalf of company	0	$ 0	0	$ 3,800
CEO [Member]
Related Party Transaction [Line Items]
Due from related party	$ 50,000
Insiders [Member]
Related Party Transaction [Line Items]
Consulting fees paid to shareholder and directors			$ 123,837
Stock options granted | shares			314,000
Insiders [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Exercise price for stock options granted | (per share)		$ 0.60	$ 0.47
Insiders [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Exercise price for stock options granted | (per share)		$ 1.23	$ 0.96